Employee benefits - Plan Assets and Reimbursement Rights (Details) - CAD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit liability (asset), beginning balance	$ 166,724
Interest income on plan assets	3,617	$ 3,357
Administration expenses paid from the plan	2,137	2,221
Defined benefit liability (asset), ending balance	117,200	166,724
Plan assets	822,221	801,021
Reimbursement rights	24,652	23,945
Plan assets and reimbursement rights
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit liability (asset), beginning balance	(824,966)	(847,078)
Assets distributed on settlements		(449)
Interest income on plan assets	23,365	19,149
Employer contributions	24,087	30,849
Return on assets excluding interest income	15,033	(28,723)
Plan participants contributions	192	113
Benefits paid from the plan	(37,345)	(22,475)
Benefits paid directly by employer	(3,952)	(2,647)
Administration expenses paid from the plan	(2,137)	(2,221)
Foreign currency translation adjustment	2,664	(15,708)
Defined benefit liability (asset), ending balance	(846,873)	(824,966)
Plan assets	822,221	801,021
Reimbursement rights	24,652	23,945
U.K.
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit liability (asset), beginning balance	28,357
Defined benefit liability (asset), ending balance	(27,306)	28,357
Plan assets	787,550	763,859
Reimbursement rights	0	0
U.K. | Plan assets and reimbursement rights
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit liability (asset), beginning balance	(763,859)	(792,665)
Assets distributed on settlements		0
Interest income on plan assets	20,915	17,628
Employer contributions	20,152	17,651
Return on assets excluding interest income	12,981	(29,635)
Plan participants contributions	192	113
Benefits paid from the plan	(31,907)	(18,065)
Benefits paid directly by employer	0	0
Administration expenses paid from the plan	(1,964)	(2,108)
Foreign currency translation adjustment	3,322	(14,390)
Defined benefit liability (asset), ending balance	(787,550)	(763,859)
Plan assets	787,550	763,859
Reimbursement rights	0	0
Germany
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit liability (asset), beginning balance	53,044
Defined benefit liability (asset), ending balance	53,539	53,044
Plan assets	13,250	12,088
Reimbursement rights	23,170	22,863
Germany | Plan assets and reimbursement rights
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit liability (asset), beginning balance	(34,951)	(35,672)
Assets distributed on settlements		0
Interest income on plan assets	626	364
Employer contributions	2,283	1,411
Return on assets excluding interest income	226	380
Plan participants contributions	0	0
Benefits paid from the plan	(171)	(1,033)
Benefits paid directly by employer	(2,611)	(1,634)
Administration expenses paid from the plan	0	0
Foreign currency translation adjustment	1,116	(209)
Defined benefit liability (asset), ending balance	(36,420)	(34,951)
Plan assets	13,250	12,088
Reimbursement rights	23,170	22,863
France
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit liability (asset), beginning balance	52,546
Defined benefit liability (asset), ending balance	55,276	52,546
Plan assets	0	0
Reimbursement rights	0	0
France | Plan assets and reimbursement rights
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit liability (asset), beginning balance	0	0
Assets distributed on settlements		0
Interest income on plan assets	0	0
Employer contributions	507	305
Return on assets excluding interest income	0	0
Plan participants contributions	0	0
Benefits paid from the plan	0	0
Benefits paid directly by employer	(507)	(305)
Administration expenses paid from the plan	0	0
Foreign currency translation adjustment	0	0
Defined benefit liability (asset), ending balance	0	0
Plan assets	0	0
Reimbursement rights	0	0
Other
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit liability (asset), beginning balance	32,777
Defined benefit liability (asset), ending balance	35,691	32,777
Plan assets	21,421	25,074
Reimbursement rights	1,482	1,082
Other | Plan assets and reimbursement rights
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit liability (asset), beginning balance	(26,156)	(18,741)
Assets distributed on settlements		(449)
Interest income on plan assets	1,824	1,157
Employer contributions	1,145	11,482
Return on assets excluding interest income	1,826	532
Plan participants contributions	0	0
Benefits paid from the plan	(5,267)	(3,377)
Benefits paid directly by employer	(834)	(708)
Administration expenses paid from the plan	(173)	(113)
Foreign currency translation adjustment	(1,774)	(1,109)
Defined benefit liability (asset), ending balance	(22,903)	(26,156)
Plan assets	21,421	25,074
Reimbursement rights	$ 1,482	$ 1,082